OTHER MATTERS	12 Months Ended
Dec. 31, 2025
Disclosure of other matters [Abstract]
DISCLOSURE OF OTHER MATTERS
35. Other matters
35.a. Environmental Risks
The Company's operations and properties are subject to various environmental laws and regulations that govern environmental licenses and registrations, protection of fauna and flora, atmospheric emissions, waste management and remediation of contaminated areas, among others. If the Company or its business partners are unable to comply with current and future legal requirements, or identify and manage new or existing environmental liabilities, it will have to incur significant costs, which include investigation and remediation costs, indemnities, compensation, adjustment of conduct, fines, suspension of activities and other penalties, investments to improve facilities or change operations, in addition to damage to the Company's reputation in the market.
The identification of new relevant environmental issues, changes in assessment criteria by regulatory agencies, entry into force of more restrictive laws and regulations or other unforeseen events may result in significant environmental liabilities and their respective costs. The occurrence of any of these factors could have a material adverse effect on the Company's business, results of operations and financial condition. According to article 75 of Law No. 9,605/1998, the maximum fine for non-compliance with the environmental law is R$50,000 plus losses related to embargoes or administrative sanctions, in addition to indemnities and repairs for damages caused to the environment.
Climate change poses a number of potential systemic risks (environmental, financial and socioeconomic) to telecommunications operators, such as the Company, from both a regulatory and physical perspective. Increased intensity and frequency of extreme events, such as storms, cyclones, floods, fires and heat waves, may damage, suspend or interrupt the Company’s transmission operations for an indefinite period. Should a succession of extreme weather events occur, the Company may not have sufficient resources to repair its infrastructure in a timely and cost-effective manner.
In a quantitative analysis, it is noted that the increase in temperature directly affects the operating conditions of the Company's network equipment, which can cause failures, accelerated wear and loss of assets and, therefore, increase the probability of service interruptions, generating reputational and financial risks. For this reason, cooling the equipment is essential to ensure the proper operation of the Company. In more serious cases, the risk of fires can also increase. As a result, global warming can increase our demands for cooling and energy use, increasing our operating costs.
The telecommunications sector is not particularly dependent on fossil fuels, but it is dependent on electricity consumption for its networks, so variations in electricity prices are sensitive to the sector and can have a significant impact on the Company's operating expenses related to energy. The estimated economic impact of this risk classifies it as substantive, on the horizon of 2030.
To manage climate risks, the Company performs diagnostics on physical and transition risks, promotes energy efficiency programs and renewable energy and distributed energy generation plans, in addition to having a dedicated business continuity area, guided by the Global Business Continuity Regulation (“GBC”), which prescribes preventive risk management, ensuring the resilience of its operations before any possible interruption.
35.b. Compliance
The Company is subject to compliance with Brazilian legislation related to combating corruption, in particular Law No. 12,846/2013 and Decree No. 11,129/2022, as well as foreign legislation in the jurisdictions in which it operates as a securities issuer and securities, more specifically the US Foreign Corrupt Practice Act – FCPA of 1977.
Violations of legislation aimed at combating corruption may result in financial penalties, damage to reputation and other legal consequences that may negatively affect the Company's activities, the results of its operations or its financial condition.
The Company has internal policies and procedures designed to prevent, detect, and remedy non-compliance with these laws by the Company's board members, directors, partners, executives, representatives, and service providers; and develops and implements initiatives to ensure the continuous improvement of its Compliance Program, through a robust organizational and governance structure that guarantees actions based on ethics, transparency, and respect for applicable laws and regulations.
As a result of its commitment to maintaining a robust Compliance Program, since 2020 the Company has annually obtained the DSC 10,000 certification, currently valid until December 12, 2026. In 2023, it was recognized as a Pro-Ética company, an initiative of the Office of the Comptroller General of Brazil (CGU) and the Ethos Institute to encourage the voluntary adoption of integrity measures by companies and to recognize those committed to implementing actions aimed at preventing, detecting, and remedying acts of corruption and fraud. In 2024, it received the award for best Compliance department in the Telecom and Technology sector at the Leaders League Compliance Summit & Awards Brazil, and in 2025 it was highlighted as "Compliance Program of the Year", by the same organization.